EQUITY (Tables)	12 Months Ended
Jun. 30, 2023
Equity [abstract]
Stated share capital

Amounts in R million	2023	2022	2021

Authorised share capital
1,500,000,000 (2022 and 2021: 1,500,000,000) ordinary shares of no par value
5,000,000 (2022 and 2021: 5,000,000) cumulative preference shares of 10 cents each	0.5	0.5	0.5

Issued share capital
864,588,711 (2022 and 2021: 864,588,711) ordinary shares of no par value	6,208.4	6,208.4	6,208.4
3,896,663 (2022: 6,612,266; 2021: 9,474,920) treasury shares held within the Group (a)	(21.0)	(35.6)	(51.0)
5,000,000 (2022 and 2021: 5,000,000) cumulative preference shares of 10 cents each	0.5	0.5	0.5
	6,187.9	6,173.3	6,157.9

Dividends

Amounts in R million	2023	2022	2021

Dividends paid during the year net of treasury shares:
Final dividend declared relating to prior year: 40 SA cents per share (2022: 40 SA cents per share; 2021: 35 SA cents per share)	343.2	342.0	299.3
Interim dividend: 20 SA cents per share (2022: 20 SA cents per share; 2021: 40 SA cents per share)	172.1	171.6	342.0
Total	515.3	513.6	641.3